SCHEDULE OF CLASSIFIED WITHIN PROFIT AND LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Selling and marketing expenses	$ 4,480,013	$ 4,364,994	$ 4,508,901
VP Technology/VP Sales International [Member]
IfrsStatementLineItems [Line Items]
Selling and marketing expenses	287,000	313,000	202,000
Companies controlled by the CEO, CFO and Directors [Member]
IfrsStatementLineItems [Line Items]
Selling and marketing expenses	$ 1,147,000	$ 1,131,000	$ 1,185,000